Basis of preparation	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Basis of preparation
1.	Basis of preparation

1.1.	Statement of compliance and authorization of unaudited consolidated interim financial statements

These unaudited consolidated interim financial statements have been prepared and presented in accordance with IAS 34 – “Interim Financial Reporting” as issued by the International Accounting Standards Board (IASB). They present the significant changes in the period, avoiding repetition of certain notes to the annual financial statements previously reported. Hence, they should be read together with the Company’s audited annual financial statements for the year ended December 31, 2018, which include the full set of notes.

At January 1, 2019, the Company adopted IFRS 16 – Leases and IFRIC 23 – Uncertainty over Income Tax Treatments. The changes in accounting policies arising from the application of these standards are presented in note 3.

In May 2019, the Company’s Board of Directors approved the model for an additional sale of its interest in the subsidiary Petrobras Distribuidora (BR), carried out through a secondary public offering (follow-on) and, in July 2019, the preliminary prospectus was approved by the Brazilian Association of Financial and Capital Market Entities (“ANBIMA”). Accordingly, all the requirements were met to classify the assets and directly associated liabilities as a disposal group that is held for sale at June 30, 2019, in accordance with IFRS 5—Non-current Assets Held for Sale and Discontinued Operations. Furthermore, this investment was classified as a discontinued operation, since it represents a separate major line of business. The consolidated statements of income and cash flows for the three and six-month periods ended June 30, 2019 present net income, operating, investing and financing cash flows of BR in separate line items, as a net result of discontinued operations. Additionally, the consolidated statements of income and cash flows for the three and six-month periods ended June 30, 2018 adjusted in a similar manner, to meet IFRS 5.

These unaudited consolidated interim financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on August 1, 2019.

1.2.	Functional and presentation currency

The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of most of the Petrobras entities that operate outside Brazil is the U.S. dollar.

Petrobras has selected the U.S. dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian real) into the presentation currency (U.S. dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

Brazilian Real x U.S. Dollar	Jun 2019	Mar 2019	Dec 2018	Sep 2018	Jun 2018	Mar 2018
Quarterly average exchange rate	3.92	3.77	3.81	3.95	3.61	3.24
Period-end exchange rate	3.83	3.90	3.87	4.00	3.86	3.32